NORTHERN LIGHTS FUND TRUST

December 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	GMG Defensive Beta Fund
Changing Parameters Fund
Astor Active Income ETF Fund
Astor Long /Short ETF Fund
Astor S.T.A.R. ETF Fund

Post Effective Amendments Nos. 651, 652, and 653 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of GMG Defensive Beta Fund, Changing Parameters Fund, Astor Active Income ETF Fund, Astor Long /Short ETF Fund, and Astor S.T.A.R. ETF Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
GMG Defensive Beta Fund	651	0000910472-14-005319	November 24, 2014
Changing Parameters Fund	652	0000910472-14-005362	November 25, 2014
Astor Active Income ETF Fund	653	0000910472-14-005390	November 26, 2014
Astor Long /Short ETF Fund	653	0000910472-14-005390	November 26, 2014
Astor S.T.A.R. ETF Fund	653	0000910472-14-005390	November 26, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary